Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 10,690	$ 10,480
Less: Allowance for doubtful accounts	(4,201)	(4,519)
Accounts receivable, net	$ 6,489	$ 5,961